Equity-Based Compensation - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Plan $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity-based incentive compensation plans | Plan	6
Expiration period	10 years
Number of modigene plans | Plan	2
Vesting period	5 years
Excess tax benefits	$ 0	$ 0	$ 0
Unrecognized compensation cost	$ 40,400,000
Weighted-average expected period for recognition	3 years
Expected dividend yield	0.00%	0.00%	0.00%
Common stock shares reserved for issuance (in shares) | shares	28,901,409
Intrinsic value of stock options exercised	$ 6,400,000	$ 9,900,000	$ 69,900,000
Weighted average grant date fair value of stock options granted (in dollars per share) | $ / shares	$ 4.50	$ 4.78	$ 5.00
Fair value of stock options vested	$ 34,000,000	$ 30,200,000	$ 13,300,000
Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based compensation expense	21,200,000	33,400,000	17,400,000
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based compensation expense	5,100,000	7,500,000	7,900,000
Cost of Revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based compensation expense	2,000,000	1,800,000	800,000
Continuing Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based compensation expense	$ 28,300,000	$ 42,700,000	$ 26,100,000
Minimum | 2007 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	7 years
Maximum | 2007 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Non-employee Director | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year